UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    October 12, 2007

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    none

Form 13F information table entry total: 94

Form 13F information table value total: $200,773,000

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer          Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager  (a)Sole (b) (c) None


3M                             COM      604059 10 5    4,307       46,026 SH   SOLE              0   0   46,025
Abbott Labs                    COM      002824 10 0    2,848       53,117 SH   SOLE              0   0   53,117
Adobe Sys Inc	               COM      00724F 10 1    1,016       23,275 SH   SOLE              0   0   23,275
American Int'l Group           COM      026874 10 7      679       10,045 SH   SOLE              0   0   10,045
Amgen Inc.                     COM      031162 10 0    2,241       39,617 SH   SOLE              0   0   39,617
Anadarko Petroleum             COM      032511 10 7    1,044       19,425 SH   SOLE              0   0   19,425
Anheuser Busch Cos Inc         COM      035229 10 3    3,294       65,895 SH   SOLE              0   0   65,895
AT&T Corp                  COM NEW      00206R 10 2    4,817	  113,858 SH   SOLE              0   0  113,858
Auto Data Processing In        COM      053015 10 3    2,574       56,045 SH   SOLE              0   0   56,045
Bank of America Corporation    COM      060505 10 4    2,105       41,877 SH   SOLE              0   0   41,877
Baxter Intl Inc                COM      071813 10 9    3,997       71,026 SH   SOLE              0   0   71,026
Becton Dickinson & Co          COM      075887 10 9    3,045	   37,117 SH   SOLE              0   0   37,117
Berkshire Hathaway Inc Del    CL B      084670 20 7      648          164 SH   SOLE              0   0      164
Boeing Co                      COM      097023 10 5    3,396       32,349 SH   SOLE              0   0   32,349
BP PLC               SPONSORED ADR      110889 40 9    4,346       62,680 SH   SOLE              0   0   62,680
Cadbury Schweppes PLC          ADR      127209 30 2    2,517       54,111 SH   SOLE              0   0   54,111
CBS Corp.                      COM      124857 20 2      393       12,500 SH   SOLE              0   0   12,500
Chevron Corp New               COM      166764 10 0    5,666       60,550 SH   SOLE              0   0   60,550
Cisco Sys Inc                  COM      17275R 10 2    4,556      137,544 SH   SOLE              0   0  137,544
Citigroup Inc                  COM      172967 10 1    1,520       32,587 SH   SOLE              0   0   32,587
Citizens Communications Co     COM      17453B 10 1      789       55,100 SH   SOLE              0   0   55,100
Coca Cola Co                   COM      191216 10 0    2,533       44,084 SH   SOLE              0   0   44,084
ConocoPhillips                 COM      20825C 10 4    2,507       28,571 SH   SOLE              0   0   28,571
Corning Inc                    COM      219350 10 5    2,174       88,209 SH   SOLE              0   0   88,209
Costco Whsl Corp New           COM      22160Q 10 2    2,660       43,354 SH   SOLE              0   0   43,354
Disney Walt Co.                COM      254687 10 6    2,278       66,249 SH   SOLE              0   0   66,249
EMC Corp Mass                  COM      268648 10 2    1,390       66,835 SH   SOLE              0   0   66,835
Ebay Inc                       COM      278642 10 3    1,548       39,675 SH   SOLE              0   0   39,675
Electronic Arts Inc            COM      285512 10 9    1,187       21,215 SH   SOLE              0   0   21,215
Emerson Elec Co                COM      291011 10 4    2,189       41,141 SH   SOLE              0   0   41,141
Exxon Mobil Corp               COM      30231G 10 2    4,735       51,163 SH   SOLE              0   0   51,163
Fifth Third Bancorp            COM      316773 10 0      408       12,050 SH   SOLE              0   0   12,050
Gannett Inc                    COM      364730 10 1    1,812       41,485 SH   SOLE              0   0   41,485
Genentech Inc New              COM      368710 40 6    1,646       21,105 SH   SOLE              0   0   21,105
General Electric Co            COM      369604 10 3    4,833      116,741 SH   SOLE              0   0  116,741
General Mills Inc.             COM      370334 10 4    1,430       24,657 SH   SOLE              0   0   24,657
Getty Images Inc.	       COM      374276 10 3      265        9,550 SH   SOLE              0   0    9,550
Google Inc.                  CL  A      38259P 50 8    1,565        2,759 SH   SOLE              0   0    2,759
Hain Celestial Group Inc       COM      405217 10 0      510       15,900 SH   SOLE              0   0   15,900
Hewlett-Packard Co             COM      428236 10 3    4,868       97,772 SH   SOLE              0   0   97,772
Home Depot Inc                 COM      437076 10 2    2,402       74,049 SH   SOLE              0   0   74,049
Hubbell Inc                  CL  A      443510 10 2    1,427       23,950 SH   SOLE              0   0   23,950
Hubbell Inc                  CL  B      443510 20 1      591       10,361 SH   SOLE              0   0   10,361
Hutton Tele Trust              COM      447900 10 1       85       24,000 SH   SOLE              0   0   24,000
Icoa Inc.                      COM      449292 20 0        0       50,000 SH   SOLE              0   0   50,000
Intel Corp                     COM      458140 10 0    6,004      232,207 SH   SOLE              0   0  232,207
Intl Business Machs            COM      459200 10 1    7,162       60,805 SH   SOLE              0   0   60,805
Intl Game Technolog            COM      459902 10 2    1,275       29,600 SH   SOLE              0   0   29,600
Jacobson Stores                COM      469834 10 5        0       69,255 SH   SOLE              0   0   69,255
Johnson & Johnson              COM      478160 10 4    4,625       70,401 SH   SOLE              0   0   70,401
Kroger Co	               COM      501044 10 1      211        7,416 SH   SOLE              0   0    7,416
Lee Enterprises Inc            COM      523768 10 9      219       14,101 SH   SOLE              0   0   14,101
Liberty Media Capital          COM      53071M 30 2      579        4,645 SH   SOLE              0   0    4,645
Liberty Media Interactive      COM      53071M 10 4      436       22,741 SH   SOLE              0   0   22,741
Lilly Eli & Co.                COM      532457 10 8    3,047       53,534 SH   SOLE              0   0   53,534
Masco Corp                     COM      574599 10 6    1,492       64,399 SH   SOLE              0   0   64,399
Mc Cormick & Co Inc    COM NON VTG      579780 20 6    2,672       74,293 SH   SOLE              0   0   74,293
McClatchy Co                  CL A      579489 10 5      213       10,675 SH   SOLE              0   0   10,675
Medtronic Inc                  COM      585055 10 6      928       16,456 SH   SOLE              0   0   16,456
Merck & Co Inc                 COM      589331 10 7    1,110       21,490 SH   SOLE              0   0   21,490
Microsoft Corp                 COM      594918 10 4    3,397      115,326 SH   SOLE              0   0  115,326
Motorola Inc                   COM      620076 10 9    1,775       95,800 SH   SOLE              0   0   95,800
Mueller Water Products        CL A      624758 10 8      873       70,500 SH   SOLE              0   0   70,500
Mueller Water Products        CL B      624758 20 7      131       11,925 SH   SOLE              0   0   11,925
New York Times Co             CL A      650111 10 7      687       34,810 SH   SOLE              0   0   34,810
Nike Inc.                     CL B      654106 10 3    1,201       20,490 SH   SOLE              0   0   20,490
Oracle Corp		       COM      68389X 10 5      975       45,048 SH   SOLE              0   0   45,048
Pentair Inc.                   COM      709631 10 5    1,996       60,160 SH   SOLE              0   0   60,160
Pepsico Inc                    COM      713448 10 8    5,444       74,318 SH   SOLE              0   0   74,318
Pfizer Inc                     COM      717081 10 3    5,143      210,542 SH   SOLE              0   0  210,542
Procter & Gamble Co            COM      742718 10 9    4,888       69,501 SH   SOLE              0   0   69,501
Royal Dutch Shell PLC  SPONS ADR A      780259 20 6      585        7,125 SH   SOLE              0   0    7,125
Schlumberger Ltd               COM      806857 10 8    6,770       64,482 SH   SOLE              0   0   64,482
Snap On Inc                    COM      833034 10 1    1,245       25,140 SH   SOLE              0   0   25,140
Spectra Energy Corp            COM      847560 10 9      806       32,925 SH   SOLE              0   0   32,925
Starbucks Corp                 COM      855244 10 9    1,142       43,625 SH   SOLE              0   0   43,625
Sysco Corp                     COM      871829 10 7    2,538       71,334 SH   SOLE              0   0   71,334
Target Corp                    COM      87612e 10 6    3,780       59,471 SH   SOLE              0   0   59,471
Time Warner Inc                COM      887317 10 5    2,180      118,749 SH   SOLE              0   0  118,749
U S T Inc                      COM      902911 10 6      704       14,200 SH   SOLE              0   0   14,200
Union Pac Corp                 COM      907818 10 8    1,048        9,275 SH   SOLE              0   0    9,275
United Natural Foods Inc       COM      911163 10 3      445       16,375 SH   SOLE              0   0   16,375
United Parcel Service Inc      COM      911312 10 6    3,254       43,330 SH   SOLE              0   0   43,330
Verizon Communications         COM      92343v 10 4    2,895       65,379 SH   SOLE              0   0   65,379
Viacom Inc                    CL B      925524 30 8      608       15,612 SH   SOLE              0   0   15,612
Vodafone Group PLC   SPONSORED ADR      92857W 10 0    2,290       63,109 SH   SOLE              0   0   63,109
Wal Mart Stores Inc            COM      931142 10 3    1,264       28,963 SH   SOLE              0   0   28,963
Walgreen Co.                   COM      931422 10 9    2,188       46,325 SH   SOLE              0   0   46,325
Watts Water Tech Inc.         CL A      942749 10 2    1,493       48,660 SH   SOLE              0   0   48,660
Wells Fargo & Co New           COM      949746 10 1    1,676       47,066 SH   SOLE              0   0   47,066
Western Union Company          COM      959802 10 9      200        9,580 SH   SOLE              0   0    9,580
Wyeth                          COM      983024 10 0    3,591       80,611 SH   SOLE              0   0   80,611
Yahoo Inc                      COM      984332 10 6    1,403       52,295 SH   SOLE              0   0   52,295
Zimmer Hldgs Inc               COM      98956P 10 2    1,344       16,600 SH   SOLE              0   0   16,600
